Property, Plant And Equipment - Schedule Of Property, Plant And Equipment (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 30, 2013 Land and Improvements [Member]	Dec. 31, 2012 Land and Improvements [Member]	Dec. 31, 2011 Land and Improvements [Member] Predecessor [Member]	Sep. 30, 2013 Buildings, Structures and Related Improvements [Member]	Dec. 31, 2012 Buildings, Structures and Related Improvements [Member]	Dec. 31, 2011 Buildings, Structures and Related Improvements [Member] Predecessor [Member]	Sep. 30, 2013 Plant, Machinery and Equipment [Member]	Dec. 31, 2012 Plant, Machinery and Equipment [Member]	Dec. 31, 2011 Plant, Machinery and Equipment [Member] Predecessor [Member]	Sep. 30, 2013 Furniture [Member]	Dec. 31, 2012 Furniture [Member]	Dec. 31, 2011 Furniture [Member] Predecessor [Member]	Sep. 30, 2013 Construction-in-Process [Member]	Dec. 31, 2012 Construction-in-Process [Member]	Dec. 31, 2011 Construction-in-Process [Member] Predecessor [Member]	Sep. 30, 2013 Software Applications [Member]	Dec. 31, 2012 Software Applications [Member]	Dec. 31, 2011 Software Applications [Member] Predecessor [Member]
Property, Plant and Equipment [Line Items]
Total Property, Plant and Equipment, Gross	$ 522	$ 473			$ 34	$ 33	$ 12	$ 40	$ 37	$ 19	$ 401	$ 362	$ 363	$ 3	$ 3	$ 5	$ 36	$ 31	$ 37	$ 8	$ 7	$ 6
Less accumulated depreciation	(71)	(39)	(193)
Total Property, Plant and Equipment, Net	$ 451	$ 434	$ 249	$ 246